Segment reporting (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Reportable Segments

Year ended 30 June 2021 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	3,895	15,726	34,475	5,154	1,567	60,817
Inter-segment revenue	51	–	–	–	(51)	–

Total revenue	3,946	15,726	34,475	5,154	1,516	60,817

Underlying EBITDA	2,300	8,489	26,278	288	24	37,379

Depreciation and amortisation	(1,739)	(1,608)	(1,971)	(845)	(661)	(6,824)
Impairment losses (1)	(128)	(72)	(13)	(20)	(31)	(264)

Underlying EBIT	433	6,809	24,294	(577)	(668)	30,291

Exceptional items (2)	(47)	(144)	(1,319)	(1,567)	(1,308)	(4,385)
Net finance costs						(1,305)

Profit before taxation						24,601

Capital expenditure (cash basis)	994	2,180	2,188	579	665	6,606

(Loss)/profit from equity accounted investments, related impairments and expenses	(6)	692	(1,126)	(480)	(1)	(921)

Investments accounted for using the equity method	253	1,482	–	–	7	1,742

Total assets	13,775	31,517	26,171	11,030	26,434	108,927

Total liabilities	5,811	4,589	7,508	3,518	31,896	53,322

Year ended 30 June 2020 US$M Restated	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	4,008	10,666	20,797	6,241	1,219	42,931
Inter-segment revenue	62	–	–	1	(63)	–

Total revenue	4,070	10,666	20,797	6,242	1,156	42,931

Underlying EBITDA	2,207	4,347	14,554	1,632	(669)	22,071

Depreciation and amortisation	(1,445)	(1,740)	(1,608)	(807)	(512)	(6,112)
Impairment losses (1)	(12)	(17)	(22)	(14)	(20)	(85)

Underlying EBIT	750	2,590	12,924	811	(1,201)	15,874

Exceptional items (2)	(6)	(1,228)	(614)	(18)	413	(1,453)
Net finance costs						(911)

Profit before taxation						13,510

Capital expenditure (cash basis)	909	2,434	2,328	603	626	6,900

(Loss)/profit from equity accounted investments, related impairments and expenses	(4)	67	(508)	(68)	1	(512)

Investments accounted for using the equity method	245	1,558	–	776	6	2,585

Total assets (3)	13,071	28,892	23,841	12,110	27,819	105,733

Total liabilities (3)	4,824	3,535	5,441	2,601	37,157	53,558

Year ended 30 June 2019 US$M Restated	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	5,853	10,838	17,251	9,121	1,225	44,288
Inter-segment revenue	77	–	4	–	(81)	–

Total revenue	5,930	10,838	17,255	9,121	1,144	44,288

Underlying EBITDA	4,061	4,550	11,129	4,067	(649)	23,158

Depreciation and amortisatio n	(1,560)	(1,835)	(1,653)	(632)	(149)	(5,829)
Impairment losses (1)	(21)	(128)	(79)	(35)	(1)	(264)

Underlying EBIT	2,480	2,587	9,397	3,400	(799)	17,065

Exceptional items (2)	–	–	(971)	–	19	(952)
Net finance costs						(1,064)
Profit before taxation						15,049

Capital expenditure (cash basis)	645	2,735	1,611	655	604	6,250

(Loss)/profit from equity accounted investments, related impairments and expenses	(2)	303	(945)	103	(5)	(546)

Investments accounted for using the equity method	239	1,472	–	853	5	2,569

Total assets (3)	12,434	28,378	22,592	12,124	26,283	101,811

Total liabilities (3)	4,102	3,340	5,106	2,450	35,060	50,058

(1)	Impairment losses exclude exceptional items of US$2,371 million (2020: US$409 million; 2019: US$ nil).

(2)
Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(14) million (2020: US$(32) million; 2019: US$(31) million) and Samarco related other income of US$34 million (2020: US$489 million; 2019: US$50 million). Refer to note 3 ‘Exceptional items’ for further information.

(3)
Total assets and total liabilities of FY2020 and FY2019 have been restated to reflect changes to the Group’s accounting policy. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.

Summary of Geographical Information
Geographical information

	Revenue by location of customer
	2021	2020	2019
	US$M	US$M	US$M
Australia	2,951	2,232	2,568
Europe	1,050	1,156	1,875
China	39,727	26,576	24,274
Japan	4,808	3,904	4,193
India	2,189	1,475	2,479
South Korea	3,436	2,666	2,550
Rest of Asia	3,603	2,583	2,940
North America	2,432	1,827	2,442
South America	426	315	662
Rest of world	195	197	305

	60,817	42,931	44,288

	Non-current assets by location of assets (1)
	2021	2020	2019
	US$M	US$M	US$M
		Restated	Restated
Australia	48,612	48,236	45,963
North America	9,701	9,682	8,633
South America	18,548	18,179	18,404
Rest of world	1,851	1,955	371
Unallocated assets (2)	3,522	6,210	5,067

	82,234	84,262	78,438

(1)
FY2020 and FY2019 have been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’, resulting in the retrospective recognition of US$950 million of Goodwill at Olympic Dam. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.

(2)	Unallocated assets comprise deferred tax assets and other financial assets.